united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Emile Molineaux

Gemini Fund Services, LLC.,80 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 866-447-4228

Date of fiscal year end: 6/30

Date of reporting period: 3/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Day Hagan Tactical Allocation Fund of ETFs
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015

Shares		Value

	EXCHANGE-TRADED FUNDS - 84.7%
	DEBT FUNDS - 23.6%
11,114	First Trust Enhanced Short Maturity ETF	$ 667,284
10,000	iShares 20+ Year Treasury Bond ETF	1,306,900
58,706	iShares Core U.S. Aggregate Bond ETF	6,541,610
100,000	SPDR Barclays 1-3 Month T-Bill ETF*	4,573,000
		13,088,794
	EQUITY FUNDS - 61.1%
45,700	iShares MSCI All Country Asia ex Japan ETF	2,924,800
100,000	iShares MSCI Emerging Markets ETF	4,013,000
37,000	iShares MSCI Germany ETF	1,104,080
34,812	iShares Russell 1000 Growth ETF	3,443,603
82,002	iShares Russell 1000 Value ETF	8,452,766
6,104	iShares Russell 2000 Growth ETF	925,061
23,322	iShares Russell 2000 Value ETF	2,407,064
20,800	iShares Russell Mid-Cap Growth ETF	2,036,944
51,503	SPDR S&P Dividend ETF	4,027,535
7,961	Vanguard FTSE Pacific ETF	487,850
26,340	WisdomTree Europe Hedged Equity Fund	1,742,128
75,000	WisdomTree Germany Hedged Equity Fund	2,347,500
		33,912,331

	TOTAL EXCHANGE-TRADED FUNDS (Cost $44,795,577)	47,001,125

	SHORT-TERM INVESTMENTS - 15.6%
8,684,687	Fidelity Institutional Money Market Treasury Portfolio, Class I, 0.01%**	8,684,687
	TOTAL SHORT-TERM INVESTMENTS (Cost $8,684,687)

	TOTAL INVESTMENTS - 100.3% (Cost $53,480,264) (a)	$ 55,685,812
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(155,689)
	TOTAL NET ASSETS - 100.0%	$ 55,530,123

* Non-income producing security
** Money market fund; interest rate reflects seven-day effective yield on March 31, 2015.

(a) Represents cost for financial reporting purposes.  Aggregate cost for Federal tax purposes is $53,480,264 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 2,215,756
	Unrealized Depreciation:	(10,208)
	Net Unrealized Appreciation:	$ 2,205,548

Day Hagan Tactical Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015

Shares		Value

	COMMON STOCK - 77.5%
	BEVERAGES - 7.2%
11,915	Coca-Cola Co./The	$ 483,153
8,999	Coca-Cola Enterprises, Inc.	397,756
6,271	PepsiCo, Inc.	599,633
		1,480,542
	COMPUTERS - 5.2%
3,228	International Business Machines Corp.	518,094
7,858	Jack Henry & Associates, Inc.	549,196
		1,067,290
	DIVERSIFIED FINANCIAL SERVICES - 2.5%
7,709	Visa, Inc. - Cl. A	504,246

	FOOD - 2.3%
12,416	Sysco Corp.	468,456

	HEALTHCARE-PRODUCTS - 5.0%
5,391	Bio-Techne Corp.	540,663
9,378	DENTSPLY International, Inc.	477,246
		1,017,909
	HEALTHCARE-SERVICES - 2.8%
7,323	Quest Diagnostics, Inc.	562,772

	OIL & GAS - 9.4%
3,697	Chevron Corp.	388,111
6,245	ConocoPhillips	388,814
6,683	Devon Energy Corp.	403,052
4,420	Exxon Mobil Corp.	375,700
5,061	Occidental Petroleum Corp.	369,453
		1,925,130
	PHARMACEUTICALS - 2.6%
6,856	Omnicare, Inc.	528,323

	RETAIL - 14.5%
9,654	Bob Evans Farms, Inc./DE	446,594
4,387	Cracker Barrel Old Country Store, Inc.	667,438
8,531	Darden Restaurants, Inc.	591,540
6,443	McDonald's Corp.	627,806
8,189	Yum! Brands, Inc.	644,638
		2,978,016

Day Hagan Tactical Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015
Shares		Value
	SEMICONDUCTORS - 3.3%
9,596	QUALCOMM, Inc.	$ 665,387

	SOFTWARE - 2.6%
7,959	Fidelity National Information Services, Inc.	541,690

	TELECOMMUNICATIONS - 10.0%
28,400	ADTRAN, Inc.	530,228
10,044	Harris Corp.	791,065
13,741	Plantronics, Inc.	727,586
		2,048,879
	TRANSPORTATION - 10.1%
6,858	CH Robinson Worldwide, Inc.	502,143
13,569	Expeditors International of Washington, Inc.	653,754
8,400	Forward Air Corp.	456,120
4,608	United Parcel Service, Inc. - Cl. B	446,700
		2,058,717

	TOTAL COMMON STOCK ( Cost - $15,038,054)	15,847,357

	SHORT-TERM INVESTMENTS - 22.7%
4,642,862	Fidelity Institutional Money Market Treasury Portfolio, Class I, 0.01%*	4,642,862
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,642,862)

	TOTAL INVESTMENTS - 100.2% (Cost $19,680,916) (a)	$ 20,490,219
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(31,859)
	TOTAL NET ASSETS - 100.0%	$ 20,458,360

* Money market fund; interest rate reflects seven-day effective yield on March 31, 2015.

(a) Represents cost for financial reporting purposes.  Aggregate cost for Federal tax purposes is $19,680,916 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 1,177,518
	Unrealized Depreciation:	(368,215)
	Net Unrealized Appreciation:	$ 809,303

Day Hagan Funds
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited) (Continued)

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change.  Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.    Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2015 for the Fund’s assets and liabilities measured at fair value:

Day Hagan Tactical Allocation Fund of ETFs
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 47,001,125	$ -	$ -	$ 47,001,125
Short-Term Investments	8,684,687	-	-	8,684,687
Total	$ 55,685,812	$ -	$ -	$ 55,685,812

Day Hagan Tactical Dividend Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 15,847,357	$ -	$ -	$ 15,847,357
Short-Term Investments	4,642,862	-	-	4,642,862
Total	$ 20,490,219	$ -	$ -	$ 20,490,219

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, President

Date 5/26/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, President

Date 5/26/2015

By

*/s/ Erik Naviloff

Erik Naviloff, Treasurer

Date 5/26/2015